Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below and have been adjusted for the impacts of revision discussed in Note 1 – Business, Basis of Presentation and Significant Accounting Policies:

	Three months ended
(In millions, except per share data)	March 31	June 30	September 30	December 31
2016
Total revenues	$722	$1,045	$1,272	$1,066
Total benefits and expenses	637	837	1,234	681
Net income	85	193	126	364
Net income available to Athene Holding Ltd. shareholders	85	193	126	364

Earnings per share
Basic – Classes A, B and M-1[1]	$0.46	$1.04	$0.68	$1.92
Diluted – Class A	0.46	1.04	0.68	1.78
Diluted – Class B	0.46	1.04	0.68	1.92
Diluted – Class M-1	N/A	N/A	N/A	0.46

2015
Total revenues	$803	$544	$224	$1,047
Total benefits and expenses	639	416	148	825
Net income	158	101	76	243
Net income available to Athene Holding Ltd. shareholders	142	101	76	243

Earnings per share
Basic – Classes A and B	$0.99	$0.54	$0.41	$1.31
Diluted – Class A	0.99	0.54	0.41	1.31
Diluted – Class B	0.99	0.54	0.41	1.31
Diluted – Class M-1	N/A	N/A	N/A	N/A

N/A – Not applicable. Refer to Note 13 – Earnings Per Share for further discussion.
[1] Basic earnings per Class M-1 share was applicable only for the three months ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.